DWS Equity Sector Strategy Fund Average Annual Total Returns - Class ACIS [Member]		12 Months Ended	25 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.74%		7.16%	4.88%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.86%		6.88%	4.70%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.98%		8.80%	6.28%
Performance Inception Date	Dec. 29, 2000
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.05%		9.27%	6.11%
Performance Inception Date	Dec. 29, 2000
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.20%	17.41%
Performance Inception Date	Dec. 01, 2022
INST Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	21.01%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.20%		10.38%	7.18%
Performance Inception Date	Nov. 15, 1996